Segment Reporting (Details) - Schedule of Information by Segment - Subsegments [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Information by Segment [Line Items]
Revenues	$ 3,236,286	$ 6,473,673	$ 3,600,078
Cost of goods sold	3,026,214	5,667,008	3,214,349
Gross Profit	210,072	806,665	385,729
Interest expense and charges	420,514	321,686	103,340
Interest income	25,182	3,234
Depreciation and amortization	753,277	621,805	875,695
Capital expenditures	159,722	149,547	2,570,644
Income tax expenses (benefit)	(16,639)	(17,562)	3,469
Segment loss	(16,069,070)	(15,379,658)	(20,477,543)
Segment assets	25,245,248	24,058,217	30,961,067
Machinery and Equipment sales [Member]
Schedule of Information by Segment [Line Items]
Revenues	2,324,763	4,298,649	1,799,741
Cost of goods sold	1,930,550	3,931,147	1,501,420
Gross Profit	394,213	367,502	298,321
Interest expense and charges	112,110	138,365	132,136
Interest income	1,410	(31,710)
Depreciation and amortization	172,991	130,059	167,468
Capital expenditures	8,521	1,790	14,463
Income tax expenses (benefit)	51		3,469
Segment loss	(7,243,425)	(10,537,321)	(12,497,629)
Segment assets	12,123,471	8,427,875	12,742,545
Construction materials sales [Member]
Schedule of Information by Segment [Line Items]
Revenues	740,067	805,576	1,658,385
Cost of goods sold	1,044,412	904,679	1,562,975
Gross Profit	(304,345)	(99,103)	95,410
Interest expense and charges	25,565	63,880	(121,449)
Interest income	70	55
Depreciation and amortization	403,638	341,935	705,703
Capital expenditures	17,809	8,436	2,556,181
Income tax expenses (benefit)
Segment loss	(2,292,597)	(1,425,875)	(7,804,642)
Segment assets	10,505,554	11,425,531	12,646,798
Municipal construction projects [Member]
Schedule of Information by Segment [Line Items]
Revenues		527,101	141,952
Cost of goods sold	9,218	485,656	149,954
Gross Profit	(9,218)	41,445	(8,002)
Interest expense and charges	201	510	77,153
Interest income	39	72
Depreciation and amortization		(15,506)	2,524
Capital expenditures		(26,522)
Income tax expenses (benefit)
Segment loss	(27,680)	(510,366)	(37,782)
Segment assets	4,203	(2,531)	98,625
Technological consulting and other services [Member]
Schedule of Information by Segment [Line Items]
Revenues	171,456	842,347
Cost of goods sold	42,034	345,526
Gross Profit	129,422	496,821
Interest expense and charges	282,638	118,931	15,500
Interest income	23,663	34,817
Depreciation and amortization	176,648	165,317
Capital expenditures	133,392	165,843
Income tax expenses (benefit)	(16,690)	(17,562)
Segment loss	(6,505,368)	(2,906,095)	(137,491)
Segment assets	$ 2,612,020	$ 4,207,527	$ 5,473,099